Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Cash	$ 703,596	$ 2,107,309
Working capital deficit	2,416,322
working capital		1,233,571
Cash equivalents
Assets held in the trust account	262,235,740	251,756,198
FDIC coverage limit amount	250,000
Unrecognized tax benefits
Accrued for interest and penalties
Purchase of exercisable shares	20,150,000